Property, plant and equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ 473,646		$ 522,611
Depreciation	[1]	(75,075)		(75,490)		$ (104,040)
Property, plant and equipment		517,403		473,646		522,611
Oil and gas assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		307,502		327,819
Depreciation		(57,725)		(61,080)		(84,849)
Property, plant and equipment		334,970		307,502		327,819
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		6,422		7,323
Depreciation		(844)		(920)		(874)
Property, plant and equipment		5,429		6,422		7,323
Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		32,926		29,823
Property, plant and equipment		37,990		32,926		29,823
Furniture Equipment And Vehicle [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		4,308		6,428
Property, plant and equipment		3,482		4,308		6,428
Production facilities and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		60,715		64,218
Property, plant and equipment		71,164		60,715		64,218
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		61,773		87,000
Property, plant and equipment		64,368		61,773		87,000
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		944,263		914,910		1,083,046
Additions		125,359		35,844		45,428
Currency translation differences		(1,470)		19,233		(31,883)
Disposals		(301)		(22)		(2,023)
Write-off / Impairment loss		(5,834)		(25,702)		(179,658)
Transfers		0		0		0
Property, plant and equipment		1,062,017		944,263		914,910
Gross carrying amount [member] | Oil and gas assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		692,241		648,992		749,947
Additions	[2]	7,997		(3,531)		(4,640)
Currency translation differences		(1,142)		16,132		(27,522)
Disposals		0		0		(241)
Write-off / Impairment loss		0		5,664		(128,956)
Transfers		77,408		24,984		60,404
Property, plant and equipment		776,504		692,241		648,992
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		10,553		10,518		9,527
Additions		0		0		272
Currency translation differences		(3)		35		(92)
Disposals		(189)		0		(84)
Write-off / Impairment loss		0		0		0
Transfers		0		0		895
Property, plant and equipment		10,361		10,553		10,518
Gross carrying amount [member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		32,926		29,823		59,425
Additions		66,953		20,322		36,543
Currency translation differences		(62)		73		0
Disposals		0		0		0
Write-off / Impairment loss		0		0		(7,376)
Transfers		(61,827)		(17,292)		(58,769)
Property, plant and equipment		37,990		32,926		29,823
Gross carrying amount [member] | Furniture Equipment And Vehicle [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		14,357		13,745		12,057
Additions		954		406		954
Currency translation differences		(12)		126		(182)
Disposals		(112)		(22)		(13)
Write-off / Impairment loss		0		0		0
Transfers		211		102		929
Property, plant and equipment		15,398		14,357		13,745
Gross carrying amount [member] | Production facilities and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		132,413		124,832		111,646
Additions		0		466		0
Currency translation differences		(147)		2,077		(2,577)
Disposals		0		0		(1,685)
Write-off / Impairment loss		0		0		(13,242)
Transfers		25,130		5,038		30,690
Property, plant and equipment		157,396		132,413		124,832
Gross carrying amount [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		61,773		87,000		140,444
Additions		49,455		18,181		12,299
Currency translation differences		(104)		790		(1,510)
Disposals		0		0		0
Write-off / Impairment loss		(5,834)	[3]	(31,366)	[4]	(30,084)	[5]
Transfers		(40,922)		(12,832)		(34,149)
Property, plant and equipment		64,368		61,773		87,000
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(470,617)		(392,299)		(292,279)
Currency translation differences		967		(2,836)		3,997
Depreciation		(75,075)		(75,490)		(104,040)
Disposals		111		8		23
Property, plant and equipment		(544,614)		(470,617)		(392,299)
Accumulated depreciation, amortisation and impairment [member] | Oil and gas assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(384,739)		(321,173)		(240,439)
Currency translation differences		930		(2,486)		4,115
Depreciation		(57,725)		(61,080)		(84,849)
Disposals		0		0		0
Property, plant and equipment		(441,534)		(384,739)		(321,173)
Accumulated depreciation, amortisation and impairment [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(4,131)		(3,195)		(2,244)
Currency translation differences		5		(16)		(92)
Depreciation		(844)		(920)		(874)
Disposals		38		0		15
Property, plant and equipment		(4,932)		(4,131)		(3,195)
Accumulated depreciation, amortisation and impairment [member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		0		0		0
Currency translation differences		0		0		0
Depreciation		0		0		0
Disposals		0		0		0
Property, plant and equipment		0		0		0
Accumulated depreciation, amortisation and impairment [member] | Furniture Equipment And Vehicle [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(10,049)		(7,317)		(4,449)
Currency translation differences		8		(38)		(26)
Depreciation		(1,948)		(2,702)		(2,850)
Disposals		73		8		8
Property, plant and equipment		(11,916)		(10,049)		(7,317)
Accumulated depreciation, amortisation and impairment [member] | Production facilities and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(71,698)		(60,614)		(45,147)
Currency translation differences		24		(296)		0
Depreciation		(14,558)		(10,788)		(15,467)
Disposals		0		0		0
Property, plant and equipment		(86,232)		(71,698)		(60,614)
Accumulated depreciation, amortisation and impairment [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		0		0		0
Currency translation differences		0		0		0
Depreciation		0		0		0
Disposals		0		0		0
Property, plant and equipment		$ 0		$ 0		$ 0

[1]	Depreciation without considering capitalised costs for oil stock included in Inventories.
[2]	Corresponds to the effect of change in estimate of assets retirement obligations.
[3]	Corresponds to five unsuccessful exploratory wells, one well drilled in Colombia (Llanos 34 Block), one well drilled in Brazil (REC-T-94 Block) and three non-operated wells drilled in Argentina (Puelen and Sierra del Nevado Blocks) in 2017. The charge also includes the loss generated by the write-off of the seismic cost for Campanario and Isla Norte Blocks in Chile generated by the relinquishment of 327 sq km in 2017.
[4]	Corresponds to the write-off of five wells drilled in previous years in the Chilean blocks for which no additional work would be performed, the loss generated by the write-off of the seismic cost for Llanos 62 Block in Colombia generated by the relinquishment of the area in September 2016. In addition, during September 2016, five blocks in Brazil were relinquished so the associated investment was written off.
[5]	Corresponds to the cost of two unsuccessful exploratory wells in Colombia (one well in CPO4 Block and one well in Llanos 32). The charge also includes the loss generated by the write-off of the seismic cost for Flamenco Block in Chile generated by the relinquishment of 143 sq km in November 2015 and the write off of two wells drilled in previous years in the same block for which no additional work would be performed.